ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8: -	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023

Warranty provision	$538	$585
Accrued expenses	4,613	7,783
Fixed assets creditors	369	182
Others	111	193

	$5,631	$8,743